Derivative instruments and hedging activities - Fair Value Hedges (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Derivatives designated as hedging instrument [Member]
Derivative [Line items]
Interest revenue / Interest expense	¥ 7	¥ 6	¥ (5)	¥ 23
Derivatives designated as hedging instrument [Member] | Interest rate contracts [Member]
Derivative [Line items]
Interest revenue / Interest expense	7	6	(5)	23
Hedged items [Member]
Derivative [Line items]
Interest revenue / Interest expense	(7)	(6)	5	(23)
Hedged items [Member] | Long-term borrowings [Member]
Derivative [Line items]
Interest revenue / Interest expense	¥ (7)	¥ (6)	¥ 5	¥ (23)